Expenses by Nature - Detailed Information about Expenses by Nature (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of expenses [line items]
Salaries and social security taxes	$ 1,130		$ 773	[1]	$ 850	[2]
Fees and compensation for services	273		212		177
Other personnel expenses	233		159		137
Taxes, charges and contributions	1,088		883		623
Royalties, easements and fees	1,031		834		612
Insurance	76		81		81
Rental of real estate and equipment	152	[3]	137	[4]	124	[5]
Survey expenses	18		3		7
Depreciation of property, plant and equipment	2,551		2,816		2,460
Amortization of intangible assets	43		51		48
Depreciation of right-of-use assets	214		201		254
Industrial inputs, consumable materials and supplies	466		383		320
Operation services and other service contracts	449	[3]	453	[4]	563	[5]
Preservation, repair and maintenance	1,276	[3]	949	[4]	728	[5]
Unproductive exploratory drillings	26		10		49
Transportation, products and charges	907	[3]	668	[4]	536	[5]
Provision for doubtful trade receivables	14		30		170
Publicity and advertising expenses	103		61		40
Fuel, gas, energy and miscellaneous	272	[3]	183	[4]	275	[5]
Total	10,322		8,887		8,054
Production costs [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	781		537		563
Fees and compensation for services	46		47		37
Other personnel expenses	202		140		120
Taxes, charges and contributions	121		118		87
Royalties, easements and fees	1,026		831		610
Insurance	71		74		74
Rental of real estate and equipment	140		125		95
Depreciation of property, plant and equipment	2,400		2,670		2,319
Amortization of intangible assets	29		38		40
Depreciation of right-of-use assets	202		190		241
Industrial inputs, consumable materials and supplies	454		370		312
Operation services and other service contracts	383		388		501
Preservation, repair and maintenance	1,206		905		689
Transportation, products and charges	473		359		299
Fuel, gas, energy and miscellaneous	170		88		196
Total	7,704		6,880		6,183
Administrative expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	222		148		178
Fees and compensation for services	194		136		118
Other personnel expenses	19		12		11
Taxes, charges and contributions	13		7		5
Insurance	3		5		5
Rental of real estate and equipment	1		0		0
Depreciation of property, plant and equipment	61		60		58
Amortization of intangible assets	14		12		7
Industrial inputs, consumable materials and supplies	2		4		2
Operation services and other service contracts	10		8		8
Preservation, repair and maintenance	25		20		17
Publicity and advertising expenses	82		43		31
Fuel, gas, energy and miscellaneous	11		15		27
Total	657		470		467
Selling expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	116		84		98
Fees and compensation for services	32		29		22
Other personnel expenses	11		6		5
Taxes, charges and contributions	954	[6]	757	[7]	530	[8]
Royalties, easements and fees	2		1		1
Insurance	2		2		2
Rental of real estate and equipment	11		12		29
Depreciation of property, plant and equipment	90		86		83
Amortization of intangible assets	0		1		1
Depreciation of right-of-use assets	12		11		13
Industrial inputs, consumable materials and supplies	10		9		6
Operation services and other service contracts	52		51		46
Preservation, repair and maintenance	44		23		21
Transportation, products and charges	434		309		237
Provision for doubtful trade receivables	14		30		170
Publicity and advertising expenses	21		18		9
Fuel, gas, energy and miscellaneous	91		78		51
Total	1,896		1,507		1,324
Exploration expenses [Member]
Disclosure of expenses [line items]
Salaries and social security taxes	11		4		11
Fees and compensation for services	1		0		0
Other personnel expenses	1		1		1
Taxes, charges and contributions	0		1		1
Royalties, easements and fees	3		2		1
Survey expenses	18		3		7
Operation services and other service contracts	4		6		8
Preservation, repair and maintenance	1		1		1
Unproductive exploratory drillings	26		10		49
Fuel, gas, energy and miscellaneous	0		2		1
Total	$ 65		$ 30		$ 80

[1]	Includes 18 corresponding to Productive Recovery Program II (“REPRO II”) in benefit of OPESSA. See Note 36.
[2]	Includes 18 corresponding to the Work and Production Assistance Program received in benefit of AESA and OPESSA. See Note 36.
[3]	Includes 63 and 104 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[4]	Includes 40 and 58 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[5]	Includes 59 and 76 corresponding to short-term leases and to the lease charge related to the underlying asset performance and/or use, respectively.
[6]	Includes 251 corresponding to export withholdings and 567 corresponding to Turnover Tax.
[7]	Includes 206 corresponding to export withholdings and 450 corresponding to Turnover Tax (see Note 2.d)).
[8]	Includes 134 corresponding to export withholdings and 322 corresponding to Turnover Tax (see Note 2.d)).